SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
For the Wells Fargo High Yield Municipal Bond Fund (the “Fund”)

Effective September 1, 2020, Kerry Laurin is added as a portfolio manager to the Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for each Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Dennis Derby, Portfolio Manager / 2013 Terry J. Goode, Portfolio Manager / 2013 Kerry Laurin, Portfolio Manager / 2020

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Kerry Laurin High Yield Municipal Bond Fund

Ms. Laurin joined Wells Capital Management or one of its predecessor firms in 2016, where she currently serves as a Senior Analyst. Prior to joining WFAM, she was as a research analyst for Heartland Advisors where she covered taxable fixed income, consumer, and utility equity sectors.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Kerry Laurin[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	This portoflio manager was added to the Fund on September 1, 2020. The information presented for this Fund is as of June 30, 2019, at which time they were not a manager of the Fund.

Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Kerry Laurin	High Yield Municipal Bond Fund	$0

August 28, 2020	MI6R090/P1107S3